CREDIT QUALITY OF FINANCING RECEIVABLES AND ALLOWANCE FOR CREDIT LOSSES (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Balance at the beginning of the period	$ 5,544	$ 1,745
Provision during the period	4,287	4,271
Bad debts written off	(1,409)	(472)
Balance at the end of the period	$ 8,422	$ 5,544